Fair Values - Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Impaired loans carried at fair value	$ 53,932	$ 67,900
Carrying value
Financial assets:
Cash and money market instruments	201,305	157,486
Investment securities	1,515,844	1,640,869
Accrued interest receivable		19,697
Mortgage loans held for sale	25,743	11,535
Impaired loans carried at fair value	53,932	87,813
Mortgage IRLCs	372	251
Other loans	4,314,738	4,149,056
Loans receivable, net	4,394,785	4,248,655
Assets held for sale		382,462
Financial liabilities:
Non-interest bearing checking accounts	1,137,290	995,733
Interest bearing transactions accounts	1,088,617	1,037,385
Savings accounts	1,038,356	931,526
Time Deposits, Fair Value	1,450,424	1,499,105
Other	1,345	1,365
Total deposits	4,716,032	4,465,114
Short-term borrowings	344,168	263,594
Long-term debt	781,658	823,182
Subordinated debentures/notes	80,250	75,250
Accrued interest payable		4,916
Liabilities held for sale		536,186
Carrying value | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	700
Carrying value | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value		846
Level 1
Financial assets:
Cash and money market instruments	201,305
Investment securities	1,442
Mortgage loans held for sale
Impaired loans carried at fair value
Mortgage IRLCs	0
Other loans
Loans receivable, net
Financial liabilities:
Non-interest bearing checking accounts	1,137,290
Interest bearing transactions accounts	1,088,617
Savings accounts	1,038,356
Time Deposits, Fair Value
Other	1,345
Total deposits	3,265,608
Short-term borrowings
Long-term debt
Subordinated debentures/notes
Level 1 | Fair value swap
Derivative financial instruments:
Swaps, fair value
Level 1 | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value
Level 2
Financial assets:
Cash and money market instruments
Investment securities	1,522,937
Mortgage loans held for sale	25,743
Impaired loans carried at fair value
Mortgage IRLCs	372
Other loans
Loans receivable, net	26,115
Financial liabilities:
Non-interest bearing checking accounts
Interest bearing transactions accounts
Savings accounts
Time Deposits, Fair Value	1,458,793
Other
Total deposits	1,458,793
Short-term borrowings	344,168
Long-term debt	861,466
Subordinated debentures/notes	79,503
Level 2 | Fair value swap
Derivative financial instruments:
Swaps, fair value
Level 2 | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value
Level 3
Financial assets:
Cash and money market instruments
Investment securities	780
Mortgage loans held for sale
Impaired loans carried at fair value	53,932
Mortgage IRLCs	0
Other loans	4,348,705
Loans receivable, net	4,402,637
Financial liabilities:
Non-interest bearing checking accounts
Interest bearing transactions accounts
Savings accounts
Time Deposits, Fair Value
Other
Total deposits
Short-term borrowings
Long-term debt
Subordinated debentures/notes
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	135
Level 3 | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value
Total fair value
Financial assets:
Cash and money market instruments	201,305	157,486
Investment securities	1,525,159	1,655,219
Accrued interest receivable		19,697
Mortgage loans held for sale	25,743	11,535
Impaired loans carried at fair value	53,932	87,813
Mortgage IRLCs	372	251
Other loans	4,348,705	4,166,973
Loans receivable, net	4,428,752	4,266,572
Assets held for sale		382,462
Financial liabilities:
Non-interest bearing checking accounts	1,137,290	995,733
Interest bearing transactions accounts	1,088,617	1,037,385
Savings accounts	1,038,356	931,526
Time Deposits, Fair Value	1,458,793	1,506,075
Other	1,345	1,365
Total deposits	4,724,401	4,472,084
Short-term borrowings	344,168	263,594
Long-term debt	861,466	915,274
Subordinated debentures/notes	79,503	68,601
Accrued interest payable		4,916
Liabilities held for sale		536,991
Total fair value | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	700
Total fair value | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value		846
Securities | Carrying value
Financial assets:
Accrued interest receivable	6,122
Securities | Level 1
Financial assets:
Accrued interest receivable
Securities | Level 2
Financial assets:
Accrued interest receivable	6,122
Securities | Level 3
Financial assets:
Accrued interest receivable
Securities | Total fair value
Financial assets:
Accrued interest receivable	6,122
Loans | Carrying value
Financial assets:
Accrued interest receivable	13,588
Loans | Level 1
Financial assets:
Accrued interest receivable
Loans | Level 2
Financial assets:
Accrued interest receivable	2
Loans | Level 3
Financial assets:
Accrued interest receivable	13,586
Loans | Total fair value
Financial assets:
Accrued interest receivable	13,588
Deposits | Carrying value
Financial liabilities:
Accrued interest payable	1,960
Deposits | Level 1
Financial liabilities:
Accrued interest payable	21
Deposits | Level 2
Financial liabilities:
Accrued interest payable	1,939
Deposits | Level 3
Financial liabilities:
Accrued interest payable
Deposits | Total fair value
Financial liabilities:
Accrued interest payable	1,960
Borrowings | Carrying value
Financial liabilities:
Accrued interest payable	1,499
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	8
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	1,491
Borrowings | Level 3
Financial liabilities:
Accrued interest payable
Borrowings | Total fair value
Financial liabilities:
Accrued interest payable	$ 1,499